MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	Property, plant and equipment are depreciated on a straight-line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 50 years
Intermodal containers	Up to 20 years
Leasehold improvements	Up to 25 years
Network systems	Up to 60 years